NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2023
NET (LOSS)/EARNINGS PER SHARE
NET LOSS PER SHARE

23. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Numerator:
Net loss from continuing operations	(716,975)	(143,223)	(137,169)
Less: net loss from operations attributable to non-controlling interests shareholders	(9)	—	(12)
Deemed dividend to preferred shareholders due to triggering of a down round feature	—	—	(755,635)
Net loss from continuing operations attributable to ordinary shareholders	(716,966)	(143,223)	(892,792)

Denominator:
Weighted average number of ordinary shares outstanding - basic	1,100,650,208	1,168,419,750	1,344,536,565

Net loss per share from operations attributable to ordinary shareholders, basic	(0.65)	(0.12)	(0.66)

Diluted net loss per share
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	(716,966)	(143,223)	(892,792)
Add: the change in fair value of warrant liabilities	—	(2,224,660)	—
Add: the change in fair value of forward contract assets	—	(441,088)	—
Diluted net loss from operations attributable to ordinary shareholders	(716,966)	(2,808,971)	(892,792)

Denominator:
Weighted average number of ordinary shares outstanding - basic	1,100,650,208	1,168,419,750	1,344,536,565

Weighted average effect of potential dilutive securities outstanding from continuing operations
- Warrants	—	147,895,143	—
- Forward contracts	—	38,191,128	—
Weighted average number of ordinary shares outstanding from continuing operations, diluted	1,100,650,208	1,354,506,021	1,344,536,565

Net loss per share from continuing operations attributable to ordinary shareholders, diluted	(0.65)	(2.07)	(0.66)

As the Company incurred losses for the fiscal years ended March 31, 2021, 2022 and 2023, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company, pursuant to ASC 260, “Earnings Per Share”. The weighted-average numbers of senior convertible preferred shares, convertible notes and options granted excluded from the calculation of diluted net loss per share of the Company of the respective periods were as follows:

	For the fiscal years ended March 31,
	2021	2022	2023

Senior convertible preferred shares	—	240,274,690	912,262,870
Convertible notes	223,300,971	—	—
Outstanding weighted average share options	6,961,854	5,114,834	11,114,657
Total	230,262,825	245,389,524	923,377,527